UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St.
Suite 325
Denver, CO 80206

(Name and address of agent for service):	David J. Corkins
100 Fillmore St.
Suite 325
Denver, CO 80206

Registrant’s telephone number:	415-461-8770

Date of fiscal year end:	June 30, 2014

Date of reporting period:	September 30, 2013

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 10.6%
DISTRIBUTORS - 2.1%
Genuine Parts Co.	7,785	$629,729

HOTELS RESTAURANTS & LEISURE - 2.0%
Einstein Noah Restaurant Group, Inc.	36,000	623,520

HOUSEHOLD DURABLES - 2.3%
Leggett & Platt, Inc.	22,825	688,174

LEISURE EQUIPMENT & PRODUCTS - 2.2%
Hasbro, Inc.	13,900	655,246

MEDIA - 2.0%
Meredith Corp.	12,400	590,488

TOTAL CONSUMER DISCRETIONARY		3,187,157

CONSUMER STAPLES - 10.5%
BEVERAGES - 1.8%
Dr Pepper Snapple Group, Inc.	12,000	537,840

FOOD & STAPLES RETAILING - 1.8%
SYSCO Corp.	17,200	547,476

FOOD PRODUCTS - 2.7%
Flowers Foods, Inc.	38,250	820,080

HOUSEHOLD PRODUCTS - 2.2%
Kimberly-Clark Corp.	7,050	664,251

	Shares	Value

TOBACCO - 2.0%
Reynolds American, Inc.	12,150	$592,677

TOTAL CONSUMER STAPLES		3,162,324

ENERGY - 7.3%
OIL, GAS & CONSUMABLE FUELS - 7.3%
Chevron Corp.	4,700	571,050
Enbridge Energy Partners LP	14,000	426,300
Occidental Petroleum Corp.	7,000	654,780
Spectra Energy Corp.	16,400	561,372

		2,213,502

FINANCIALS - 13.5%
CAPITAL MARKETS - 2.4%
BlackRock, Inc.	2,700	730,674

COMMERCIAL BANKS - 4.1%
Bank of Hawaii Corp.	11,100	604,395
Cullen/Frost Bankers, Inc.	9,000	634,950

		1,239,345

INSURANCE - 1.8%
Marsh & McLennan Cos., Inc.	12,200	531,310

REAL ESTATE INVESTMENT TRUSTS - 5.2%
Campus Crest Communities, Inc. REIT	42,500	459,000
Chatham Lodging Trust REIT	26,400	471,504
Cole Real Estate Investment, Inc. REIT	53,100	651,006

		1,581,510

TOTAL FINANCIALS		4,082,839

The accompanying notes are an integral part of the schedule of investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
HEALTH CARE - 6.1%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Baxter International, Inc.	8,600	$564,934

PHARMACEUTICALS - 4.2%
Johnson & Johnson	7,885	683,551
Sanofi, ADR	11,800	597,434

		1,280,985

TOTAL HEALTH CARE		1,845,919

INDUSTRIALS - 15.4%
AEROSPACE & DEFENSE - 2.5%
Lockheed Martin Corp.	5,800	739,790

AIR FREIGHT & LOGISTICS - 2.1%
United Parcel Service, Inc. Class B	6,815	622,686

COMMERCIAL SERVICES & SUPPLIES - 2.5%
Steelcase, Inc. Class A	45,000	747,900

ELECTRICAL EQUIPMENT - 4.7%
Eaton Corp. Plc (Ireland)	10,740	739,342
Emerson Electric Co.	10,700	692,290

		1,431,632

INDUSTRIAL CONGLOMERATES - 1.9%
Koninklijke Philips N.V. (Netherlands)	18,098	583,660

ROAD & RAIL - 1.7%
Norfolk Southern Corp.	6,800	525,980

TOTAL INDUSTRIALS		4,651,648

	Shares	Value

INFORMATION TECHNOLOGY - 18.3%
COMMUNICATIONS EQUIPMENT - 2.2%
Cisco Systems, Inc.	28,000	$655,760

COMPUTERS & PERIPHERALS - 1.9%
Apple, Inc.	1,200	572,100

IT SERVICES - 4.4%
Broadridge Financial Solutions, Inc.	20,800	660,400
Paychex, Inc.	16,400	666,496

		1,326,896

SEMICONDUCTORS & SEMICONDUCTOR - 6.0%
Intel Corp.	18,100	414,852
Linear Technology Corp.	15,800	626,628
Microchip Technology, Inc.	19,200	773,568

		1,815,048

SOFTWARE - 3.8%
CA, Inc.	19,700	584,499
Microsoft Corp.	17,295	576,096

		1,160,595

TOTAL INFORMATION TECHNOLOGY		5,530,399

MATERIALS - 13.8%
CHEMICALS - 10.4%
Air Products & Chemicals, Inc.	6,100	650,077
EI du Pont de Nemours & Co.	9,780	572,717
Innophos Holdings, Inc.	11,400	601,692
RPM International, Inc.	17,500	633,500
Scotts Miracle-Gro Co. (The) Class A	12,400	682,372

		3,140,358

The accompanying notes are an integral part of the schedule of investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
MATERIALS (continued)
CONTAINERS & PACKAGING - 1.6%
Greif, Inc. Class A	9,900	$485,397

METALS & MINING - 1.8%
Compass Minerals International, Inc.	7,300	556,771

TOTAL MATERIALS		4,182,526

TELECOMMUNICATION SERVICES - 1.8%
DIVERSIFIED TELECOMMUNICATION - 1.8%
AT&T, Inc.	15,680	530,298

UTILITIES - 1.7%
ELECTRIC UTILITIES - 1.7%
Hawaiian Electric Industries, Inc.	20,000	502,000

TOTAL INVESTMENTS - 99.0% (Cost $23,722,222)		29,888,612

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.0%		301,678

NET ASSETS - 100.0%		$30,190,290

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

The accompanying notes are an integral part of the schedule of investments.

Meridian Growth Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.2%
CONSUMER DISCRETIONARY - 19.7%
DISTRIBUTORS - 1.8%
LKQ Corp.*	1,178,669	$37,552,394

HOTELS RESTAURANTS & LEISURE - 2.3%
Cracker Barrel Old Country Store, Inc.	216,990	22,402,048
Dunkin’ Brands Group, Inc.	359,817	16,285,317
Noodles & Co.*	247,692	10,569,018

		49,256,383

LEISURE EQUIPMENT & PRODUCTS - 1.5%
Polaris Industries, Inc.	247,419	31,961,586

MEDIA - 1.3%
National CineMedia, Inc.	1,399,600	26,396,456

SPECIALTY RETAIL - 8.7%
DSW, Inc. Class A	273,251	23,313,775
Hibbett Sports, Inc.*	726,182	40,775,119
Monro Muffler Brake, Inc.	409,190	19,023,243
PetSmart, Inc.	474,240	36,165,542
Sally Beauty Holdings, Inc.*	1,442,252	37,729,312
Ulta Salon Cosmetics & Fragrance, Inc.*	225,622	26,952,804

		183,959,795

TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Carter’s, Inc.	289,389	21,961,731
Tumi Holdings, Inc.*	993,569	20,020,415
Wolverine World Wide, Inc.	778,342	45,322,855

		87,305,001

TOTAL CONSUMER DISCRETIONARY		416,431,615

	Shares	Value

CONSUMER STAPLES - 1.7%
FOOD & STAPLES RETAILING - 0.7%
Susser Holdings Corp.*	296,961	$15,783,477

PERSONAL PRODUCTS - 1.0%
Prestige Brands Holdings, Inc.*	685,924	20,660,031

TOTAL CONSUMER STAPLES		36,443,508

ENERGY - 4.1%
ENERGY EQUIPMENT & SERVICES - 3.8%
Core Laboratories N.V. (Netherlands)	159,000	26,904,390
Dresser-Rand Group, Inc.*	865,885	54,031,224

		80,935,614

OIL, GAS & CONSUMABLE FUELS - 0.3%
World Fuel Services Corp.	200,913	7,496,064

TOTAL ENERGY		88,431,678

FINANCIALS - 7.1%
CAPITAL MARKETS - 3.2%
Affiliated Managers Group, Inc.*	149,881	27,374,266
Financial Engines, Inc.	178,928	10,635,480
LPL Financial Holdings, Inc.	787,900	30,184,449

		68,194,195

COMMERCIAL BANKS - 1.1%
East West Bancorp, Inc.	704,400	22,505,580

INSURANCE - 1.6%
Brown & Brown, Inc.	1,037,500	33,303,750

The accompanying notes are an integral part of the schedule of investments.

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
FINANCIALS (continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Jones Lang LaSalle, Inc.	301,500	$26,320,950

TOTAL FINANCIALS		150,324,475

HEALTH CARE - 9.1%
BIOTECHNOLOGY - 1.7%
Clovis Oncology, Inc.*	145,346	8,834,130
Exact Sciences Corp.*	855,720	10,106,053
Medivation, Inc.*	181,516	10,880,069
Synageva BioPharma Corp.*	84,950	5,378,185

		35,198,437

HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
Cooper Cos., Inc. (The)	246,966	32,029,021
DexCom, Inc.*	390,300	11,018,169
Endologix, Inc.*	1,394,149	22,487,623
IDEXX Laboratories, Inc.*	240,000	23,916,000
Insulet Corp.*	280,780	10,175,467
Masimo Corp.	176,043	4,689,786
Quidel Corp.*	415,200	11,791,680

		116,107,746

HEALTH CARE TECHNOLOGY - 0.5%
athenahealth, Inc.*	99,990	10,854,914

LIFE SCIENCES TOOLS & SERVICES - 1.4%
PerkinElmer, Inc.	787,781	29,738,733

TOTAL HEALTH CARE		191,899,830

INDUSTRIALS - 29.8%
AEROSPACE & DEFENSE - 1.8%
HEICO Corp. Class A	778,473	39,032,636

	Shares	Value

AIR FREIGHT & LOGISTICS - 1.9%
Expeditors International of Washington, Inc.	931,217	$41,029,421

COMMERCIAL SERVICES & SUPPLIES - 5.4%
Clean Harbors, Inc.*	668,188	39,195,908
Ritchie Bros. Auctioneers, Inc. (Canada)	952,400	19,219,432
Rollins, Inc.	894,089	23,702,299
Stericycle, Inc.*	285,447	32,940,584

		115,058,223

ELECTRICAL EQUIPMENT - 5.8%
AMETEK, Inc.	479,641	22,073,079
GrafTech International Ltd.*	1,507,727	12,740,293
Polypore International, Inc.*	980,622	40,176,083
Sensata Technologies Holding N.V. (Netherlands)*	1,254,226	47,999,229

		122,988,684

MACHINERY - 5.5%
Kennametal, Inc.	598,797	27,305,143
Pall Corp.	295,612	22,773,948
Tennant Co.	215,461	13,358,582
Woodward, Inc.	573,092	23,399,346
Xylem, Inc.	1,026,657	28,674,530

		115,511,549

MARINE - 1.3%
Kirby Corp.*	325,000	28,128,750

PROFESSIONAL SERVICES - 2.7%
Advisory Board Co. (The)*	347,660	20,678,817
Corporate Executive Board Co. (The)	123,019	8,933,640
IHS, Inc. Class A*	234,623	26,789,254

		56,401,711

The accompanying notes are an integral part of the schedule of investments.

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
INDUSTRIALS (continued)
ROAD & RAIL - 3.0%
Genesee & Wyoming, Inc. Class A*	206,617	$19,209,182
J.B. Hunt Transport Services, Inc.	431,179	31,445,884
Saia, Inc.*	378,535	11,802,721

		62,457,787

TRADING COMPANIES & DISTRIBUTORS - 2.4%
Watsco, Inc.	299,939	28,275,250
WESCO International, Inc.*	280,054	21,432,533

		49,707,783

TOTAL INDUSTRIALS		630,316,544

INFORMATION TECHNOLOGY - 15.8%
COMPUTERS & PERIPHERALS - 0.6%
Stratasys Ltd.*	119,075	12,057,535

ELECTRONIC EQUIP., INSTRUMENTS - 2.2%
Measurement Specialties, Inc.*	192,309	10,430,840
Trimble Navigation, Ltd.*	1,182,242	35,124,410

		45,555,250

INTERNET SOFTWARE & SERVICES - 2.2%
CoStar Group, Inc.*	30,472	5,116,249
VistaPrint N.V. (Netherlands)*	715,163	40,421,013

		45,537,262

IT SERVICES - 1.6%
Gartner, Inc.*	581,475	34,888,500

	Shares	Value

SOFTWARE - 9.2%
ANSYS, Inc.*	327,000	$28,292,040
Blackbaud, Inc.	428,038	16,710,604
Cadence Design Systems, Inc.*	2,424,125	32,725,688
MICROS Systems, Inc.*	90,000	4,494,600
Qlik Technologies, Inc.*	390,001	13,353,634
RealPage, Inc.*	639,976	14,821,844
SolarWinds, Inc.*	445,700	15,626,242
Solera Holdings, Inc.	592,884	31,345,777
SS&C Technologies Holdings, Inc.*	1,001,659	38,163,208

		195,533,637

TOTAL INFORMATION TECHNOLOGY		333,572,184

MATERIALS - 2.1%
CHEMICALS - 2.1%
FMC Corp.	323,410	23,194,965
Valspar Corp. (The)	330,200	20,944,586

		44,139,551

TELECOMMUNICATION SERVICES - 1.8%
WIRELESS TELECOMMUNICATION SERVICES - 1.8%
SBA Communications Corp. Class A*	483,456	38,898,870

TOTAL INVESTMENTS - 91.2% (Cost $1,694,104,764)		1,930,458,255

CASH AND OTHER ASSETS, LESS LIABILITIES - 8.8%		185,922,940

NET ASSETS - 100.0%		$2,116,381,195

*	Non-income producing securities

The accompanying notes are an integral part of the schedule of investments.

Meridian Contrarian Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 13.9%
DISTRIBUTORS - 2.6%
LKQ Corp.*	593,800	$18,918,468

HOTELS RESTAURANTS & LEISURE - 3.4%
Bally Technologies, Inc.*	216,800	15,622,608
Denny’s Corp.*	1,608,600	9,844,632

		25,467,240

LEISURE EQUIPMENT & PRODUCTS - 2.5%
Polaris Industries, Inc.	145,000	18,731,100

SPECIALTY RETAIL - 1.9%
Monro Muffler Brake, Inc.	153,100	7,117,619
Select Comfort Corp.*	296,500	7,219,775

		14,337,394

TEXTILES, APPAREL & LUXURY GOODS - 3.5%
Gildan Activewear, Inc. (Canada)	309,000	14,349,960
Wolverine World Wide, Inc.	205,000	11,937,150

		26,287,110

TOTAL CONSUMER DISCRETIONARY		103,741,312

CONSUMER STAPLES - 2.8%
FOOD PRODUCTS - 2.8%
Chiquita Brands International, Inc.*	386,800	4,896,888
Flowers Foods, Inc.	439,250	9,417,520
Lancaster Colony Corp.	85,900	6,725,111

		21,039,519

	Shares	Value

ENERGY - 6.0%
ENERGY EQUIPMENT & SERVICES - 0.8%
CARBO Ceramics, Inc.	57,400	5,688,914

OIL, GAS & CONSUMABLE FUELS - 5.2%
Energen Corp.	164,100	$12,535,599
EOG Resources, Inc.	97,500	16,504,800
Occidental Petroleum Corp.	103,200	9,653,328

		38,693,727

TOTAL ENERGY		44,382,641

FINANCIALS - 8.2%
COMMERCIAL BANKS - 2.9%
Associated Banc-Corp.	484,600	7,506,454
First Niagara Financial Group, Inc.	1,339,700	13,892,689

		21,399,143

INSURANCE - 3.3%
Arthur J Gallagher & Co.	371,100	16,198,515
Willis Group Holdings, Plc	193,600	8,388,688

		24,587,203

REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Alexander & Baldwin, Inc.*	411,200	14,811,424

TOTAL FINANCIALS		60,797,770

HEALTH CARE - 10.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
Accuray, Inc.*	956,600	7,069,274
CR Bard, Inc.	64,000	7,372,800
Haemonetics Corp.*	354,700	14,145,436
Masimo Corp.	567,310	15,113,138

		43,700,648

The accompanying notes are an integral part of the schedule of investments.

Meridian Contrarian Fund

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
HEALTH CARE (continued)

HEALTH CARE PROVIDERS & SERVICES - 1.7%
Humana, Inc.	134,300	12,534,219

LIFE SCIENCES TOOLS & SERVICES - 1.7%
ICON Plc ADR* (Ireland)	308,000	12,606,440

PHARMACEUTICALS - 1.2%
Hospira, Inc.*	227,900	$8,938,238

TOTAL HEALTH CARE		77,779,545

INDUSTRIALS - 19.2%
AEROSPACE & DEFENSE - 1.8%
Orbital Sciences Corp.*	643,500	13,629,330

BUILDING PRODUCTS - 2.0%
Lennox International, Inc.	196,900	14,818,694

COMMERCIAL SERVICES & SUPPLIES - 2.9%
Mobile Mini, Inc.*	210,138	7,157,300
Steelcase, Inc. Class A	857,000	14,243,340

		21,400,640

ELECTRICAL EQUIPMENT - 1.7%
GrafTech International, Ltd.*	650,800	5,499,260
Regal-Beloit Corp.	109,900	7,465,507

		12,964,767

INDUSTRIAL CONGLOMERATES - 1.8%
Koninklijke Philips N.V. (Netherlands)	432,231	13,939,450

	Shares	Value

MACHINERY - 3.1%
Flowserve Corp.	180,300	11,248,917
Xylem, Inc.	416,600	11,635,638

		22,884,555

MARINE - 1.2%
Matson, Inc.	333,000	8,734,590

PROFESSIONAL SERVICES - 1.1%
Huron Consulting Group, Inc.*	155,100	8,159,811

ROAD & RAIL - 3.6%
Genesee & Wyoming, Inc. Class A*	136,900	$12,727,593
Union Pacific Corp.	89,800	13,949,532

		26,677,125

TOTAL INDUSTRIALS		143,208,962

INFORMATION TECHNOLOGY - 25.4%
COMMUNICATIONS EQUIPMENT - 2.1%
Sonus Networks, Inc.*	1,371,000	4,633,980
Ubiquiti Networks, Inc.	333,500	11,202,265

		15,836,245

COMPUTERS & PERIPHERALS - 1.0%
Apple, Inc.	15,200	7,246,600

ELECTRONIC EQUIP., INSTRUMENTS - 5.0%
FLIR Systems, Inc.	512,100	16,079,940
Itron, Inc.*	232,800	9,970,824
National Instruments Corp.	354,398	10,961,530

		37,012,294

The accompanying notes are an integral part of the schedule of investments.

Meridian Contrarian Fund

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
INTERNET SOFTWARE & SERVICES - 1.4%
eBay, Inc.*	191,000	10,655,890

IT SERVICES - 4.3%
Acxiom Corp.*	321,200	9,118,868
Broadridge Financial Solutions, Inc.	721,500	22,907,625

		32,026,493

SEMICONDUCTORS & SEMICONDUCTOR - 6.3%
Cree, Inc.*	107,000	6,440,330
Linear Technology Corp.	358,200	14,206,212
NVIDIA Corp.	775,900	12,073,004
Power Integrations, Inc.	259,400	14,046,510

		46,766,056

SOFTWARE - 5.3%
Citrix Systems, Inc.*	139,700	$9,864,217
Informatica Corp.*	310,600	12,104,082
Verint Systems, Inc.*	476,500	17,659,090

		39,627,389

TOTAL INFORMATION TECHNOLOGY		189,170,967

MATERIALS - 6.2%
CHEMICALS - 4.2%
Air Products & Chemicals, Inc.	107,000	11,402,990
Innophos Holdings, Inc.	160,800	8,487,024
Scotts Miracle-Gro Co. (The) Class A	201,491	11,088,050

		30,978,064

CONTAINERS & PACKAGING - 2.0%
Aptargroup, Inc.	254,100	15,279,033

TOTAL MATERIALS		46,257,097

	Shares	Value

UTILITIES - 2.5%
ELECTRIC UTILITIES - 2.5%
Hawaiian Electric Industries, Inc.	729,375	$18,307,313

TOTAL INVESTMENTS - 94.7% (Cost $513,806,475)		704,685,126

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		39,370,790

NET ASSETS - 100.0%		$744,055,916

ADR - American Depository Receipt

* Non-income producing securities

The accompanying notes are an integral part of the schedule of investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

September 30, 2013 (Unaudited)

1.	Organization and Significant Accounting Policies

Meridian Fund, Inc. (“Meridian”) is comprised of the Meridian Equity Income Fund (the “Equity Income Fund”), the Meridian Growth Fund (the “Growth Fund”) and the Meridian Contrarian Fund (the “Contrarian Fund”, formerly known as the Meridian Value Fund) (each a “Fund”, and collectively, the “Funds”). The Funds are registered as no-load, diversified, open-end investment companies under the Investment Company Act of 1940.

Investment objectives: Equity Income Fund seeks long-term growth of capital along with income as of component of total return. Growth Fund seeks long-term growth of capital. Contrarian Fund seeks long-term growth of capital.

The following is a summary of the significant accounting policies consistently followed by the Funds.

a.	Investment Valuation: The Fund calculates the net asset value of the Funds’ shares as of the close of business of the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern Time, on each day the exchange is open for trading. Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Foreign securities shall be valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Funds’ Board of Directors, including utilizing a third party pricing service to determine these fair values.

Fixed income (debt) securities with original or remaining maturities more than 60 days are typically valued at the mean of their quoted bid and asked prices. Short-term fixed income securities of sufficient credit quality with 60 days or less to maturity are typically amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

b.

Fair Value Measurements: As described above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2013 (Unaudited)

priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - unadjusted quoted prices in active markets for identical securities;

Level 2 - inputs other than unadjusted quoted prices which are significant observable (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2013 is as follows:

Valuation Inputs	Equity Income Fund	Growth Fund	Contrarian Fund
Level 1 - Unadjusted Quoted Prices*	$29,888,612	$1,930,458,255	$704,685,126
Level 2 - Other Significant Observable Inputs	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$29,888,612	$1,930,458,255	$704,685,126

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Funds did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013.

There were no Level 3 investments held at September 30, 2013 or June 30, 2013.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2013 (Unaudited)

2.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Equity Income Fund	$23,727,660	$6,393,741	$(232,789)	$6,160,952
Growth Fund	1,695,072,842	246,271,508	(10,886,095)	235,385,413
Contrarian Fund	514,038,493	191,238,512	(591,879)	190,646,633

ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date: November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date: November 19, 2013

By:	/s/ Derek J. Mullins
Derek J. Mullins
Principal Financial Officer and Treasurer

Date: November 19, 2013